UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Toews Funds -- July 31, 2005 (Unaudited)


---------------------------------------------------------------------------------------------------------

                                                                                     Face
                                                                                    Amount       Value
TOEWS S&P 500(R) HEDGED INDEX FUND                                                  (000)        (000)
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (94.8%)
  Morgan Stanley
    3.100%, dated 07/29/05, to be repurchased on 08/01/05, repurchase price
    $15,706,323 (collateralized by various Resolution Funding Corporation
    STRIPS, par value $753,527-$8,444,262, 3.587%-8.625%, 04/15/06-
    01/15/30, total market value $16,192,669)                                      $15,702    $ 15,702
                                                                                              --------

Total Repurchase Agreement
   (Cost $15,702)                                                                               15,702
                                                                                              --------

Total Investments (94.8%)
  (Cost $15,702) +                                                                            $ 15,702
                                                                                              ========

PERCENTAGES BASED ON NET ASSETS OF $16,569,830.

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO THE BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




The Fund had futures contracts open as of July 31, 2005:


                                                                 Number of    Contract Value  Unrealized
                                                                 Contracts        (000)       Gain (000)
FUTURES CONTRACTS
     S&P 500, Expires 09/16/05                                      55           $17,006         $518








TWS-QH-001-0300

SCHEDULE OF INVESTMENTS
Toews Funds -- July 31, 2005 (Unaudited)


---------------------------------------------------------------------------------------------------------

                                                                                     Face
                                                                                    Amount       Value
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                                                (000)       (000)
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (89.5%)
  Morgan Stanley
      3.100%, dated 07/29/05, to be repurchased on 08/01/05, repurchase price
      $6,060,189 (collateralized by various Resolution Funding Corporation
      STRIPS, par value $18,907-$1,060,118, 3.174%-6.467%, 10/15/05-07/15/19,
      total market value $6,247,843)                                               $ 6,059      $ 6,059
                                                                                                -------

Total Repurchase Agreement
  (Cost $6,059)                                                                                   6,059
                                                                                                -------

Total Investments (89.5%)
  (Cost $6,059) +                                                                               $ 6,059
                                                                                                =======

PERCENTAGES BASED ON NET ASSETS OF $6,767,359.

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO THE BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




The Fund had futures contracts open as of July 31, 2005:

                                                                              Contract
                                                                 Number of      Value         Unrealized
                                                                 Contracts      (000)         Gain (000)
FUTURES CONTRACTS
     Nasdaq-100, Expires 09/16/05                                    43         $6,929           $352








TWS-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ----------------------
                                                 James F. Volk
                                                 President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ----------------------
                                                 James F. Volk
                                                 President


Date September 14, 2005

By (Signature and Title)*                        /s/ Michael Lawson
                                                 -----------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.